Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended
	Jun. 03, 2013	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013 Lease	Apr. 29, 2012	Jul. 29, 2012	Jul. 29, 2013	Apr. 01, 2011
Loss Contingencies [Line Items]
Operating lease rentals for warehouse, production and office facilities and equipment		$ 15	$ 123	$ 102	$ 145	$ 155
Operating Leases, Future Minimum Payments Due [Abstract]
Future lease payments for non-cancellable operating leases				475
Future lease payments for non-cancellable operating leases, due in current year				71
Future lease payments for non-cancellable operating leases, due in two years				120
Future lease payments for non-cancellable operating leases, due in three years				55
Future lease payments for non-cancellable operating leases, due in four years				52
Future lease payments for non-cancellable operating leases, due in five years				59
Future lease payments for non-cancellable operating leases, due thereafter				119
Operating leases, number of contracts					2
Guaranteed supplemental payment obligations					150
Payments to acquire property, plant, and equipment	89
Noncontrolling Interest, increase in maximum redemption value				2.0
Coniexpress S.A. Industrias Alimenticias [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Noncontrolling interest, Exercised Put Option, percentage							15.00%
Noncontrolling interest, ownership percentage by noncontrolling owners				5.00%				5.00%	20.00%
Noncontrolling Interest, increase in maximum redemption value				$ 2.0